Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Changes in intangible assets and goodwill [abstract]
Intangible assets

a)       Intangible assets are composed as follows:

	December 31, 2025
	Cost	Accumulated amortization	Net
Expenditures related to software and technology(i)	6,225,793	(3,440,626)	2,785,167
Software licenses	421,058	(266,737)	154,321
Goodwill (ii)	227,066	—	227,066
Other	70,555	(64,706)	5,849
	6,944,472	(3,772,069)	3,172,403

	December 31, 2024
	Cost	Accumulated amortization	Net
Expenditures related to software and technology(i)	5,042,195	(2,520,174)	2,522,021
Software licenses	369,320	(209,128)	160,192
Goodwill(ii)	227,066	—	227,066
Other	70,569	(53,546)	17,023
	5,709,150	(2,782,848)	2,926,302

(i)        The PagSeguro Group capitalizes expenses incurred with the development of platforms, which are amortized over their useful lives of approximately five years.

(ii)      The amount refers the recognition of a capital gain with customer portfolio with a fair value, non-compete agreement and softwares relationed to business combinations made by the PagSeguro Group.

The changes in cost and accumulated amortization

The changes in cost and accumulated amortization were as follows:

	Expenditures with software and technology	Software licenses	Goodwill	Other	Total
On December 31, 2023
Cost	3,887,300	335,561	227,066	70,569	4,520,496
Accumulated amortization	(1,756,871)	(152,123)	—	(40,433)	(1,949,427)
Net book value	2,130,429	183,438	227,066	30,136	2,571,069

On December 31, 2024
Cost	1,154,895	33,759	—	—	1,188,654
Additions (i)	1,154,895	33,867	—	—	1,188,762
Disposals	—	(108)	—	—	(108)
Amortization	(763,303)	(57,005)	—	(13,113)	(833,421)
Amortization	(763,303)	(57,113)	—	(13,113)	(833,529)
Disposals	—	108	—	—	108
Net book value	2,522,021	160,192	227,066	17,023	2,926,302

On December 31, 2024
Cost	5,042,195	369,320	227,066	70,569	5,709,150
Accumulated amortization	(2,520,174)	(209,128)	—	(53,546)	(2,782,848)
Net book value	2,522,021	160,192	227,066	17,023	2,926,302

On December 31, 2025
Cost	1,183,598	51,738	—	(14)	1,235,322
Additions (i)	1,184,243	52,577	—	—	1,236,820
Disposals	(645)	(839)	—	(14)	(1,498)
Amortization	(920,452)	(57,609)	—	(11,160)	(989,221)
Amortization	(920,943)	(58,448)	—	(11,168)	(990,559)
Disposals	491	839	—	8	1,338
Net book value	2,785,167	154,321	227,066	5,849	3,172,403

On December 31, 2025
Cost	6,225,793	421,058	227,066	70,555	6,944,472
Accumulated amortization	(3,440,626)	(266,737)	—	(64,706)	(3,772,069)
Net book value	2,785,167	154,321	227,066	5,849	3,172,403

(i)    Refers to several and diverse expenditures with software and technology, mainly related to customer experience functionalities, such as, digital payment and digital banking account.

Allocation of the goodwill to the Cash Generating Units (CGUs) [Table Text Block]

The goodwill is allocated to the Cash Generating Units (CGUs) in each of the acquired companies that generated the goodwill and is demonstrated below:

	December 31, 2025	December 31, 2024
MOIP (i)	148,218	148,218
Concil	20,731	20,731
Netpos	17,158	17,158
Biva Serviços	14,627	14,627
Banco Seguro	12,612	12,612
Pag Participações (ii)	7,150	—
PagSeguro Tecnologia	6,570	6,570
Zygo (ii)	—	5,768
Yami (ii)	—	1,382
Total	227,066	227,066

(i)     The online operating channel previously managed by MOIP was discontinued and continues to be supported within the PagSeguro structure, therefore, the CGU is calculated on a combined basis.

(ii)    In January and February, 2025, the subsidiaries Yamí and Zygo were incorporated by Pag Participações.